Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Equipment and Software, Net
At cost	¥ 253,167	$ 38,800	¥ 67,955
Less: accumulated depreciation	(50,314)	(7,711)	(26,682)
Property, equipment and software, net	202,853	31,089	41,273
Computer equipment, office equipment and software
Property, Equipment and Software, Net
At cost	229,387	35,156	49,129
Leasehold improvement
Property, Equipment and Software, Net
At cost	¥ 23,780	$ 3,644	¥ 18,826